SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - Globis Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONDENSED BALANCE SHEET

At December 31, 2021 and 2020, the common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:

Gross proceeds	$115,000,000
Less:
Common Stock issuance costs	(2,516,841)
Plus:
Accretion of carrying value to redemption value	3,666,841
Common Stock subject to possible redemption, December 31, 2020	116,150,000
Plus:
Accretion of carrying value to redemption value	1,150,000
Common Stock subject to possible redemption, December 31, 2021	$117,300,000

SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET LOSS PER COMMON SHARE

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

			For the Period from August 21,
	Year Ended		2020 (Inception) Through
	December 31, 2021		December 31, 2020
	Redeemable common stock	Non- redeemable common stock	Redeemable common stock	Non- redeemable common stock
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(2,040,603)	$(630,073)	$(32,703)	$(57,183)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,550,833	1,520,661	2,658,912

Basic and diluted net loss per common stock	$(0.18)	$(0.18)	$(0.02)	$(0.02)